Fair Value - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair Value Disclosures [Abstract]
Fair value, option, changes in fair value, gain (loss)	$ 0	$ (3,000,000)
Fair Value, option, loans held as assets, aggregate amount in nonaccrual status	0	0
Fair value, option, loans held as assets, 90 days or more past due	0	$ 0
Minimum deposit	$ 211,000,000
Measurement Input, Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing receivable, measurement input	0.0859	0.0931
Minimum | Measurement Input, Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing receivable, measurement input	0.06
Maximum | Measurement Input, Discount Rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Financing receivable, measurement input	0.11